FAIR VALUE MEASUREMENT - Summary of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Nov. 01, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total short-term investments	$ 54,875
Current contingent liabilities	4,022	$ 1,569	$ 2,538
Long-term contingent liabilities	4,089	$ 4,175	4,826
Government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total short-term investments	34,789
Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total short-term investments	1,983
Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total short-term investments	17,491
Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total short-term investments	612
Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	30,553
Total short-term investments	54,875
Current contingent liabilities	4,022		2,538
Long-term contingent liabilities	4,089		4,826
Total liabilities	8,111		7,364
Fair Value, Recurring | Government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total short-term investments	34,789
Fair Value, Recurring | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total short-term investments	1,983
Fair Value, Recurring | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total short-term investments	17,491
Fair Value, Recurring | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total short-term investments	612
Fair Value, Recurring | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	26,056
Fair Value, Recurring | Government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	2,987
Fair Value, Recurring | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	1,510
Level 1 | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	26,056
Total short-term investments	29,951
Current contingent liabilities	0		0
Long-term contingent liabilities	0		0
Total liabilities	0		0
Level 1 | Fair Value, Recurring | Government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total short-term investments	29,951
Level 1 | Fair Value, Recurring | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total short-term investments	0
Level 1 | Fair Value, Recurring | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total short-term investments	0
Level 1 | Fair Value, Recurring | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total short-term investments	0
Level 1 | Fair Value, Recurring | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	26,056
Level 1 | Fair Value, Recurring | Government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	0
Level 1 | Fair Value, Recurring | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	0
Level 2 | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	4,497
Total short-term investments	24,924
Current contingent liabilities	0		0
Long-term contingent liabilities	0		0
Total liabilities	0		0
Level 2 | Fair Value, Recurring | Government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total short-term investments	4,838
Level 2 | Fair Value, Recurring | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total short-term investments	1,983
Level 2 | Fair Value, Recurring | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total short-term investments	17,491
Level 2 | Fair Value, Recurring | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total short-term investments	612
Level 2 | Fair Value, Recurring | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	0
Level 2 | Fair Value, Recurring | Government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	2,987
Level 2 | Fair Value, Recurring | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	1,510
Level 3 | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	0
Total short-term investments	0
Current contingent liabilities	4,022		2,538
Long-term contingent liabilities	4,089		4,826
Total liabilities	8,111		$ 7,364
Level 3 | Fair Value, Recurring | Government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total short-term investments	0
Level 3 | Fair Value, Recurring | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total short-term investments	0
Level 3 | Fair Value, Recurring | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total short-term investments	0
Level 3 | Fair Value, Recurring | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total short-term investments	0
Level 3 | Fair Value, Recurring | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	0
Level 3 | Fair Value, Recurring | Government and agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	0
Level 3 | Fair Value, Recurring | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents	$ 0